Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,800,000
Previously Paid Amount	0.00
Total Fee Amount	662.88
Total Offset Amount	0.00
Net Fee	662.88
Narrative - Max Aggregate Offering Price	$ 4,800,000
Final Prospectus	true